Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at Fair Value through Profit or Loss
20. Financial Liabilities at Fair Value through Profit or Loss
20.1 Details of financial liabilities at fair value through profit or loss and financial liabilities designated at fair value through profit or loss as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	2,102,537	￦	2,860,034
Others		90,673		93,438

		2,193,210		2,953,472

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		10,078,394		7,966,963

		10,078,394		7,966,963

	￦	12,271,604	￦	10,920,435

20.2 Difference between the amount contractually required to pay at maturity and carrying amount of financial liabilities designated at fair value through profit or loss as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Amount contractually required to pay at maturity	￦	9,973,340	￦	7,871,014
Carrying amount		10,078,394		7,966,963

Difference	￦	(105,054)	￦	(95,949)